                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L(SM) and Vintage XC(SM) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

2. PURCHASE

In the "PURCHASE" section of the prospectus supplement dated July 14, 2008, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio

                                                                   SUPP-VIN511NY

     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio

     Platform 2
     ----------
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     BlackRock Large Cap Core Portfolio
     BlackRock Legacy Large Cap Growth Portfolio
     Contrafund(R) Portfolio FI Value Leaders Portfolio
     Franklin Income Securities Fund
     Janus Forty Portfolio
     Legg Mason ClearBridge Aggressive Growth Portfolio
     Legg Mason ClearBridge Variable Appreciation Portfolio
     Legg Mason ClearBridge Variable Equity Income Builder Portfolio Legg Mason ClearBridge Variable Large Cap Value Portfolio
     Legg Mason Western Asset Variable Global High Yield Bond Portfolio MetLife Aggressive Strategy Portfolio
     MetLife Conservative Allocation Portfolio
     MetLife Conservative to Moderate Allocation Portfolio
     MetLife Moderate Allocation Portfolio
     MetLife Moderate to Aggressive Allocation Portfolio
     Met/Templeton Growth Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign Securities Fund
     Van Kampen Comstock Portfolio

     Platform 3
     ----------
     Lazard Mid Cap Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Platform 4
     ----------
     Clarion Global Real Estate Portfolio
     Dreman Small Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Legg Mason ClearBridge Variable Small Cap Growth Portfolio
     MFS(R) Emerging Markets Equity Portfolio

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series(R) (Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the following:

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Growth Fund
          American Funds Growth-Income Fund

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

     Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. serves as subadviser. The following Service Class portfolio is available under the contract:

          Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

          Franklin Income Securities Fund
          Templeton Foreign Securities Fund

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or Class II portfolios are available under the contract:

          Legg Mason ClearBridge Variable Appreciation Portfolio (Class I)
          Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class
              II)
          Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I)

     LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

          Legg Mason Western Asset Variable Global High Yield Bond Portfolio

     MET INVESTORS SERIES TRUST

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Large Cap Core Portfolio (Class E)
          Clarion Global Real Estate Portfolio (Class B)
          Dreman Small Cap Value Portfolio (Class A)
          Invesco Small Cap Growth Portfolio (Class A)
          Janus Forty Portfolio (Class A)
          Lazard Mid Cap Portfolio (Class B)
          Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) Lord Abbett Mid Cap Value Portfolio (Class B)
          Met/Franklin Low Duration Total Return Portfolio (Class B) Met/Templeton Growth Portfolio (Class B)
          MFS(R) Emerging Markets Equity Portfolio (Class B)
          MFS(R) Research International Portfolio (Class B)
          Morgan Stanley Mid Cap Growth Portfolio (Class B)
          PIMCO Inflation Protected Bond Portfolio (Class B)
          PIMCO Total Return Portfolio (Class B)
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)
          T. Rowe Price Large Cap Value Portfolio (Class B)
          Van Kampen Comstock Portfolio (Class B)

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class E)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class E)
          FI Value Leaders Portfolio (Class D)
          MetLife Stock Index Portfolio (Class B)
          MFS(R) Total Return Portfolio (Class F)
          MFS(R) Value Portfolio (Class A)

     METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B Asset Allocation Portfolios are available under the contract:

          MetLife Conservative Allocation Portfolio
          MetLife Conservative to Moderate Allocation Portfolio
          MetLife Moderate Allocation Portfolio
          MetLife Moderate to Aggressive Allocation Portfolio

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B MetLife Asset Allocation Program portfolio is available under the contract:

          MetLife Aggressive Strategy Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. EXPENSES

In the "EXPENSES" section, under "Withdrawal Charge," replace the last sentence before the "Free Withdrawal Amount" heading with the following:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

6. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

7. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

8. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

9. APPENDIX A

At the end of Appendix A, replace the first paragraph of the "Discontinued Investment Portfolios" section with the following:

     The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (closed April 28, 2008), Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008), and Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) (closed May 1, 2011); (b) Metropolitan Series Fund, Inc.: Davis Venture Value Portfolio (Class B) (closed May 1, 2011).

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust:
     Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.

     Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust:
     Legg Mason ClearBridge Variable Capital Portfolio (single share class) (closed April 28, 2008) was replaced with Metropolitan Series Fund, Inc.:
     Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).

     Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

     Effective as of May 1, 2011, Metropolitan Series Fund, Inc.: MetLife Aggressive Allocation Portfolio (Class B) merged into Met Investors Series
     Trust: MetLife Aggressive Strategy Portfolio (Class B).

10. INVESTMENT PORTFOLIO REPLACEMENT

After the close of business on April 29, 2011, the Legg Mason ClearBridge Variable Capital Portfolio (single share class) of Legg Mason Partners Variable Equity Trust was replaced by the Davis Venture Value Portfolio (Class B) of Metropolitan Series Fund, Inc. The Davis Venture Value Portfolio (Class B) has been added to the contracts solely to receive account values transferred from the Legg Mason ClearBridge Variable Capital Portfolio (single share class) pursuant to this replacement. The Davis Venture Value Portfolio (Class B) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs).

DAVIS VENTURE VALUE PORTFOLIO (CLASS B) OF METROPOLITAN SERIES FUND, INC.

a.   Adviser: MetLife Advisers, LLC
     -------

     Subadviser: Davis Selected Advisers, L.P.
     ----------

b.   Investment Objective: The Davis Venture Value Portfolio seeks growth of
     --------------------
     capital.

c.   Investment Portfolio Expenses
     -----------------------------
     (as a percentage of average daily net assets of the investment portfolio)

     The following table is a summary. The investment portfolio expense information provided is for the year ended December 31, 2010. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for the investment portfolio.

Management Fees:                           0.70%
12b-1/Service Fees:                        0.25%
Other Expenses:                            0.03%
Acquired Fund Fees and Expenses:           0.00%
                                           ----
Total Annual Portfolio Expenses:           0.98%
Contractual Expense Subsidy or Deferral:   0.05%
                                           ----
Net Total Annual Portfolio Expenses:       0.93%

11. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

12. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: 800-842-9325
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                           CONTRACTUAL      NET
                                                                                    ACQUIRED     TOTAL       EXPENSE       TOTAL
                                                                                      FUND       ANNUAL      SUBSIDY       ANNUAL
                                            MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO       OR        PORTFOLIO
                                               FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                            ----------   -------------   --------   --------   ---------   -----------   ---------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth Fund           0.53%         0.25%         0.03%      0.00%      0.81%        0.00%        0.81%
   American Funds Growth Fund                  0.32%         0.25%         0.02%      0.00%      0.59%        0.00%        0.59%
   American Funds Growth-Income Fund           0.27%         0.25%         0.02%      0.00%      0.54%        0.00%        0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Contrafund(R) Portfolio                     0.56%         0.10%         0.09%      0.00%      0.75%        0.00%        0.75%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund             0.45%         0.25%         0.02%      0.00%      0.72%        0.00%        0.72%
   Templeton Foreign Securities Fund           0.65%         0.25%         0.14%      0.01%      1.05%        0.01%        1.04%
LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST
   Legg Mason ClearBridge Variable
      Appreciation Portfolio                   0.71%         0.00%         0.03%      0.00%      0.74%        0.00%        0.74%
   Legg Mason ClearBridge Variable Equity
      Income Builder Portfolio                 0.75%         0.25%         0.13%      0.00%      1.13%        0.00%        1.13%
   Legg Mason ClearBridge Variable Large
      Cap Value Portfolio                      0.65%         0.00%         0.10%      0.00%      0.75%        0.00%        0.75%
   Legg Mason ClearBridge Variable Small
      Cap Growth Portfolio                     0.75%         0.00%         0.14%      0.00%      0.89%        0.00%        0.89%
LEGG MASON PARTNERS VARIABLE INCOME
   TRUST
   Legg Mason Western Asset Variable
      Global High Yield Bond Portfolio         0.80%         0.00%         0.11%      0.00%      0.91%        0.00%        0.91%

                                                                                                           CONTRACTUAL      NET
                                                                                    ACQUIRED     TOTAL       EXPENSE       TOTAL
                                                                                      FUND       ANNUAL      SUBSIDY       ANNUAL
                                            MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO       OR        PORTFOLIO
                                               FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                            ----------   -------------   --------   --------   ---------   -----------   ---------
MET INVESTORS SERIES TRUST
   BlackRock Large Cap Core Portfolio          0.59%         0.15%         0.05%      0.00%      0.79%        0.00%        0.79%
   Clarion Global Real Estate Portfolio        0.62%         0.25%         0.07%      0.00%      0.94%        0.00%        0.94%
   Dreman Small Cap Value Portfolio            0.79%         0.00%         0.08%      0.00%      0.87%        0.00%        0.87%
   Invesco Small Cap Growth Portfolio          0.85%         0.00%         0.04%      0.00%      0.89%        0.02%        0.87%
   Janus Forty Portfolio                       0.63%         0.00%         0.04%      0.00%      0.67%        0.00%        0.67%
   Lazard Mid Cap Portfolio                    0.69%         0.25%         0.04%      0.00%      0.98%        0.00%        0.98%
   Legg Mason ClearBridge Aggressive
      Growth Portfolio                         0.64%         0.25%         0.04%      0.00%      0.93%        0.00%        0.93%
   Lord Abbett Mid Cap Value Portfolio         0.68%         0.25%         0.07%      0.00%      1.00%        0.00%        1.00%
   Met/Franklin Low Duration Total Return
      Portfolio                                0.51%         0.25%         0.14%      0.00%      0.90%        0.03%        0.87%
   Met/Templeton Growth Portfolio              0.69%         0.25%         0.13%      0.00%      1.07%        0.02%        1.05%
   MFS(R) Emerging Markets Equity
      Portfolio                                0.94%         0.25%         0.18%      0.00%      1.37%        0.00%        1.37%
   MFS(R) Research International
      Portfolio                                0.69%         0.25%         0.09%      0.00%      1.03%        0.03%        1.00%
   Morgan Stanley Mid Cap Growth
      Portfolio                                0.66%         0.25%         0.14%      0.00%      1.05%        0.02%        1.03%
   PIMCO Inflation Protected Bond
      Portfolio                                0.47%         0.25%         0.04%      0.00%      0.76%        0.00%        0.76%
   PIMCO Total Return Portfolio                0.48%         0.25%         0.03%      0.00%      0.76%        0.00%        0.76%
   Pioneer Fund Portfolio                      0.64%         0.00%         0.05%      0.00%      0.69%        0.02%        0.67%
   Pioneer Strategic Income Portfolio          0.59%         0.00%         0.08%      0.00%      0.67%        0.00%        0.67%
   T. Rowe Price Large Cap Value
      Portfolio/1/                             0.57%         0.25%         0.02%      0.00%      0.84%        0.00%        0.84%
   Van Kampen Comstock Portfolio               0.60%         0.25%         0.04%      0.00%      0.89%        0.00%        0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio             0.37%         0.15%         0.03%      0.00%      0.55%        0.03%        0.52%
   BlackRock Legacy Large Cap Growth           0.73%         0.00%         0.04%      0.00%      0.77%        0.02%        0.75%
      Portfolio
   BlackRock Money Market Portfolio            0.32%         0.15%         0.02%      0.00%      0.49%        0.01%        0.48%
   FI Value Leaders Portfolio                  0.67%         0.10%         0.06%      0.00%      0.83%        0.00%        0.83%
   MetLife Stock Index Portfolio               0.25%         0.25%         0.02%      0.00%      0.52%        0.01%        0.51%
   MFS(R) Total Return Portfolio               0.54%         0.20%         0.04%      0.00%      0.78%        0.00%        0.78%
   MFS(R) Value Portfolio                      0.71%         0.00%         0.02%      0.00%      0.73%        0.11%        0.62%
METROPOLITAN SERIES FUND, INC. --
   ASSET ALLOCATION PORTFOLIOS
   MetLife Conservative Allocation
      Portfolio                                0.10%         0.25%         0.01%      0.55%      0.91%        0.01%        0.90%
   MetLife Conservative to Moderate
      Allocation Portfolio                     0.08%         0.25%         0.02%      0.61%      0.96%        0.00%        0.96%
   MetLife Moderate Allocation Portfolio       0.06%         0.25%         0.00%      0.66%      0.97%        0.00%        0.97%
   MetLife Moderate to Aggressive
      Allocation Portfolio                     0.06%         0.25%         0.01%      0.71%      1.03%        0.00%        1.03%
MET INVESTORS SERIES TRUST -- METLIFE
   ASSET ALLOCATION PROGRAM
   MetLife Aggressive Strategy Portfolio       0.09%         0.25%         0.02%      0.74%      1.10%        0.01%        1.09%

/1/ The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:

CONTRAFUND(R) PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Contrafund(R) Portfolio seeks long-term capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE: The Templeton Foreign Securities Fund seeks long-term capital growth.

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following portfolios are available under the contract:

BLACKROCK LARGE CAP CORE PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Large Cap Core Portfolio seeks long-term capital growth.

CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS B)

SUBADVISER: ING Clarion Real Estate Securities LLC

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

DREMAN SMALL CAP VALUE PORTFOLIO (CLASS A)

SUBADVISER: Dreman Value Management, LLC

INVESTMENT OBJECTIVE: The Dreman Small Cap Value Portfolio seeks capital appreciation.

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

JANUS FORTY PORTFOLIO (CLASS A)

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.

LAZARD MID CAP PORTFOLIO (CLASS B)

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

LORD ABBETT MID CAP VALUE PORTFOLIO (CLASS B)

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO

SUBADVISER: Franklin Advisers, Inc.

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

MET/TEMPLETON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO (CLASS B)

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO (formerly Lord Abbett Growth and Income Portfolio)

SUBADVISER: T. Rowe Price Associates, Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

SUBADVISER: MetLife Investment Advisors Company, LLC

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the Metropolitan Series Fund, Inc. portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative Allocation Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Conservative to Moderate Allocation Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate to Aggressive Allocation Portfolio seeks growth of capital.

MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is available under the contract:

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.